Effect of a One-Percent Change in Assumed Healthcare Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Effect on Other Postretirement Benefit obligation	$ 11
Effect on total service and interest cost	1
Effect on Other Postretirement Benefit obligation	10
Effect on total service and interest cost	$ 1